Administrative Expenses - Summary of Expenses by Nature and Function (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary Of Expenses By Nature Administrative Expenses [line items]
Total	$ (1,210,424,932)	$ (991,912,371)	$ (845,715,610)
Fees and Remunerations for Services
Summary Of Expenses By Nature Administrative Expenses [line items]
Total	(96,715,371)	(88,506,203)	(59,336,282)
Directors’ and Syndics’ Fees
Summary Of Expenses By Nature Administrative Expenses [line items]
Total	(4,337,182)	(12,946,170)	(10,363,305)
Advertising and Marketing
Summary Of Expenses By Nature Administrative Expenses [line items]
Total	(61,850,754)	(49,574,929)	(40,969,057)
Taxes
Summary Of Expenses By Nature Administrative Expenses [line items]
Total	(312,769,828)	(279,303,355)	(252,658,846)
Maintenance and Repairs of Assets and Systems
Summary Of Expenses By Nature Administrative Expenses [line items]
Total	(248,958,959)	(159,947,942)	(121,043,285)
Electricity and Communications
Summary Of Expenses By Nature Administrative Expenses [line items]
Total	(55,636,022)	(43,555,013)	(39,180,345)
Representation and Travel Expenses
Summary Of Expenses By Nature Administrative Expenses [line items]
Total	(2,934,614)	(3,012,515)	(2,317,207)
Stationery and Office Supplies
Summary Of Expenses By Nature Administrative Expenses [line items]
Total	(5,282,543)	(4,774,854)	(3,983,730)
Rentals
Summary Of Expenses By Nature Administrative Expenses [line items]
Total	(9,294,146)	(1,874,250)	(1,811,507)
Administrative Services under Contract
Summary Of Expenses By Nature Administrative Expenses [line items]
Total	(265,954,084)	(184,541,255)	(151,616,096)
Security
Summary Of Expenses By Nature Administrative Expenses [line items]
Total	(31,337,948)	(23,087,638)	(20,082,138)
Insurance
Summary Of Expenses By Nature Administrative Expenses [line items]
Total	(8,856,621)	(7,493,559)	(6,037,787)
Armored Transportation Services
Summary Of Expenses By Nature Administrative Expenses [line items]
Total	(41,904,647)	(47,741,590)	(51,811,036)
Others
Summary Of Expenses By Nature Administrative Expenses [line items]
Total	$ (64,592,213)	$ (85,553,098)	$ (84,504,989)